Note 13 - Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
National Company Shares [Member] | Total Member
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	€ 2,181,000,000	€ 2,172,000,000	€ 2,189,000,000
Unrealized Gains equity instruments available for sale financial assets	0	0	0
Unrealized losses equity instruments available for sale financial assets	(507,000,000)	(210,000,000)	(1,000,000)
Equity instruments, available-for-sale	1,674,000,000	1,962,000,000	2,188,000,000
Foreign Company Shares [Member] | United States [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	30,000,000	20,000,000	11,000,000
Unrealized Gains equity instruments available for sale financial assets	47,000,000	17,000,000	0
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	78,000,000	37,000,000	11,000,000
Foreign Company Shares [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	1,000,000	1,000,000	8,000,000
Unrealized Gains equity instruments available for sale financial assets	33,000,000	25,000,000	25,000,000
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	34,000,000	26,000,000	33,000,000
Foreign Company Shares [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	3,000,000	3,000,000	4,000,000
Unrealized Gains equity instruments available for sale financial assets	2,000,000	0	1,000,000
Unrealized losses equity instruments available for sale financial assets	0	(1,000,000)	0
Equity instruments, available-for-sale	5,000,000	2,000,000	5,000,000
Foreign Company Shares [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	102,000,000	66,000,000	192,000,000
Unrealized Gains equity instruments available for sale financial assets	5,000,000	1,000,000	7,000,000
Unrealized losses equity instruments available for sale financial assets	(11,000,000)	(11,000,000)	(7,000,000)
Equity instruments, available-for-sale	96,000,000	56,000,000	192,000,000
Foreign Company Shares [Member] | Total Member
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	136,000,000	90,000,000	215,000,000
Unrealized Gains equity instruments available for sale financial assets	87,000,000	43,000,000	33,000,000
Unrealized losses equity instruments available for sale financial assets	(11,000,000)	(12,000,000)	(7,000,000)
Equity instruments, available-for-sale	213,000,000	121,000,000	241,000,000
Subtotal Listed Equity [Member] | Total Member
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,317,000,000	2,262,000,000	2,404,000,000
Unrealized Gains equity instruments available for sale financial assets	87,000,000	43,000,000	33,000,000
Unrealized losses equity instruments available for sale financial assets	(518,000,000)	(222,000,000)	(8,000,000)
Equity instruments, available-for-sale	1,886,000,000	2,083,000,000	2,429,000,000
National Company Shares Unlisted [Member] | Total Member
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	5,000,000	6,000,000	33,000,000
Unrealized Gains equity instruments available for sale financial assets	1,000,000	1,000,000	29,000,000
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	5,000,000	7,000,000	62,000,000
Foreign Company Shares Unlisted [Member] | United States [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	387,000,000	388,000,000	498,000,000
Unrealized Gains equity instruments available for sale financial assets	32,000,000	23,000,000	40,000,000
Unrealized losses equity instruments available for sale financial assets	0	0	(6,000,000)
Equity instruments, available-for-sale	419,000,000	411,000,000	532,000,000
Foreign Company Shares Unlisted [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	0	1,000,000
Unrealized Gains equity instruments available for sale financial assets	0	0	0
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	0	0	1,000,000
Foreign Company Shares Unlisted [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	5,000,000	6,000,000	15,000,000
Unrealized Gains equity instruments available for sale financial assets	4,000,000	4,000,000	6,000,000
Unrealized losses equity instruments available for sale financial assets	0	0	(2,000,000)
Equity instruments, available-for-sale	9,000,000	10,000,000	19,000,000
Foreign Company Shares Unlisted [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	57,000,000	59,000,000	151,000,000
Unrealized Gains equity instruments available for sale financial assets	43,000,000	27,000,000	31,000,000
Unrealized losses equity instruments available for sale financial assets	(1,000,000)	(1,000,000)	0
Equity instruments, available-for-sale	99,000,000	85,000,000	182,000,000
Foreign Company Shares Unlisted [Member] | Total Member
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	450,000,000	453,000,000	665,000,000
Unrealized Gains equity instruments available for sale financial assets	79,000,000	54,000,000	77,000,000
Unrealized losses equity instruments available for sale financial assets	(1,000,000)	(1,000,000)	(8,000,000)
Equity instruments, available-for-sale	528,000,000	506,000,000	734,000,000
Subtotal Unlisted Equity [Member] | Total Member
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	454,000,000	459,000,000	698,000,000
Unrealized Gains equity instruments available for sale financial assets	80,000,000	55,000,000	106,000,000
Unrealized losses equity instruments available for sale financial assets	(1,000,000)	(1,000,000)	(8,000,000)
Equity instruments, available-for-sale	533,000,000	513,000,000	796,000,000
Total Member | Total Member
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,772,000,000	2,721,000,000	3,102,000,000
Unrealized Gains equity instruments available for sale financial assets	167,000,000	98,000,000	139,000,000
Unrealized losses equity instruments available for sale financial assets	(519,000,000)	(223,000,000)	(16,000,000)
Equity instruments, available-for-sale	€ 2,420,000,000	€ 2,595,000,000	€ 3,224,000,000